INTANGIBLE ASSETS - Assumptions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections financial budget period	0 years
Inflation (end of period) (as percent)	95.00%
Inflation (average) (as a percent)	72.40%
Cost of funding (average) (as a percent)	53.20%
Loan's interest rate (average)	58.50%
Goodwill impairment	$ 0
Increase in weighted average cost of capital (as a percent)	1.00%
Forecast
Disclosure of reconciliation of changes in goodwill [line items]
Inflation (end of period) (as percent)		35.60%	35.60%	41.10%	60.60%	91.00%
Inflation (average) (as a percent)		35.60%	37.60%	48.10%	73.30%	93.00%
Cost of funding (average) (as a percent)		33.20%	33.20%	37.80%	52.40%	73.40%
Loan's interest rate (average)		47.90%	47.90%	52.80%	72.80%	87.70%